Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-Current Liabilities
Accrued warranty, non-current	¥ 3,014,413		¥ 1,452,480
Deferred government grants, non-current	431,954		431,735
Payables for property, plant and equipment, non-current	217,111		214,092
Other payables	47,936		44,155
Total	¥ 3,711,414	$ 522,742	¥ 2,142,462